United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2003

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/14/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total: 260,757(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
EXTENDED STAY AMER INC                     C   30224P10 $2,616        193935SH           SOLE                                193935
HILTON HOTELS CORP                         C   43284810 $1,279        100000SH           SOLE                                100000
STARWOOD HOTELS & RESORTS WO               C   85590A20 $5,122        179150SH           SOLE                                179150
JDN RLTY CORP                              C   46591710 $180            6342SH           SOLE                                  6342
AMB PPTY CORP                              C   00163T10 $8,150        289300SH           SOLE                                289300
ARCHSTONE-SMITH TR                         C   39583109 $8,542        355915SH           SOLE                                355915
AVALONBAY CMNTYS INC                       C   5348410  $5,859        137400SH           SOLE                                137400
BOSTON PPTYS INC                           C   10112110 $13,153       300300SH           SOLE                                300300
CHELSEA PPTY GROUP INC                     C   16342110 $5,200        129000SH           SOLE                                129000
COMMERCIAL NET LEASE RLTY                  C   20221810 $1,265         73400SH           SOLE                                 73400
EQUITY OFFICE PPTYS TR                     C   29474110 $9,514        352254SH           SOLE                                352254
EQUITY RESIDENTIAL                         C   29476L10 $9,661        372300SH           SOLE                                372300
ESSEX PPTY TR                              C   29717810 $4,294         75000SH           SOLE                                 75000
FEDERAL RLTY INVT TR                       C   31374720 $8,835        276100SH           SOLE                                276100
GABLES RESIDENTIAL TR                      C   36241810 $3,727        123300SH           SOLE                                123300
GENERAL GROWTH PPTYS INC                   C   37002110 $3,659         58600SH           SOLE                                 58600
HERITAGE PPTY INVT TR INC                  C   42725M10 $1,814         67000SH           SOLE                                 67000
HOST MARRIOTT CORP NEW                     C   44107P10 $5,602        612200SH           SOLE                                612200
KIMCO RLTY CORP                            C   49446R10 $3,832        101100SH           SOLE                                101100
LEXINGTON CORPORATE PPTYS TR               C   52904310 $2,319        131000SH           SOLE                                131000
MACERICH CO                                C   55438210 $5,997        170700SH           SOLE                                170700
MANUFACTURED HOME CMNTYS INC               C   56468210 $6,462        184036SH           SOLE                                184036
MILLS CORP                                 C   60114810 $5,542        165200SH           SOLE                                165200
PAN PAC RETAIL PPTYS INC                   C   69806L10 $11,160       283600SH           SOLE                                283600
POST PPTYS INC                             C   73746410 $2,197         82900SH           SOLE                                 82900
PROLOGIS TR                                C   74341010 $12,389       453800SH           SOLE                                453800
PS BUSINESS PKS INC CALIF                  C   69360J10 $4,434        125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10 $12,186       359800SH           SOLE                                359800
RECKSON ASSOCS RLTY CORP                   C   75621K10 $4,564        218800SH           SOLE                                218800
REGENCY CTRS CORP                          C   75884910 $11,821       337950SH           SOLE                                337950
ROUSE CO                                   C   77927310 $10,169       266900SH           SOLE                                266900
SIMON PPTY GROUP INC NEW                   C   82880610 $17,985       460800SH           SOLE                                460800
SL GREEN RLTY CORP                         C   78440X10 $8,873        254300SH           SOLE                                254300
SUMMIT PPTYS INC                           C   86623910 $1,712         82900SH           SOLE                                 82900
TAUBMAN CENTERS INC                        C   876664103$4,365        227800SH           SOLE                                227800
UNITED DOMINION RLTY TR INC                C   91019710 $4,088        237400SH           SOLE                                237400
VORNADO RLTY TR                            C   92904210 $13,211       303000SH           SOLE                                303000
BROOKFIELD PPTYS CORP                      C   11290010 $8,891        418400SH           SOLE                                418400
CATELLUS DEV CORP                          C   14911110 $10,089       458600SH           SOLE                                458600
                                                                                                                             121900
                                                                                                                             254300
                                                                                                                             359800










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